Schedule of Investments (unaudited) July 31, 2020	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 92.9%
U.S. Treasury Floating Rate Note
0.15%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	$46,591	$46,595,787
0.22%, 01/31/21, (3 mo.Treasury money market yield + 0.115%)(a)	159,380	159,457,020
0.22%, 04/30/22, (3 mo.Treasury money market yield + 0.114%)(a)	20,267	20,291,262
0.24%, 04/30/21, (3 mo.Treasury money market yield + 0.139%)(a)	36,597	36,626,778
0.26%, 01/31/22, (3 mo.Treasury money market yield + 0.154%)(a)	4,940	4,947,753
0.33%, 07/31/21, (3 mo.Treasury money market yield + 0.220%)(a)	39,742	39,814,683
0.41%, 10/31/21, (3 mo.Treasury money market yield + 0.300%)(a)	75,064	75,313,005

		383,046,288

Total U.S. Government Obligations — 92.9% (Cost: $382,725,287)		383,046,288

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	29,448	$29,448,000

Total Short-Term Investments — 7.1% (Cost: $29,448,000)		29,448,000

Total Investments in Securities — 100.0% (Cost: $412,173,287)		412,494,288

Other Assets, Less Liabilities — (0.0)%		(41,100)

Net Assets — 100.0%		$412,453,188

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,581,000	$25,867,000	(a)	$—	$—	$—	$29,448,000	29,448	$50,675	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$383,046,288	$—	$383,046,288
Money Market Funds	29,448,000	—	—	29,448,000

	$29,448,000	$383,046,288	$—	$412,494,288

1